SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Aggregate cost basis	744,000,000	770,000,000
Gross unrealized holding gain	1,608,877	3,678,455

Aggregate fair value	745,608,877	773,678,455

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2020 and 2021, there were no gross unrealized holding losses.